Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 44,012,858	R$ 39,320,871	R$ 36,503,834
Additions	2,862,651	258,473	75,400
Contract renewal	9,033,117	7,247,309	5,179,364
Transfer of contract assets	(42,843)	(47,068)	(4,751)
Write-offs and disposals	(6,864)	(7,627)	(9,054)
Amortization	(2,637,479)	(2,759,100)	(2,423,922)
Transfers to financial assets	(8,450,316)
Intangible assets, ending	44,771,124	44,012,858	39,320,871
Concession agreements – equity value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	506,117	499,326	491,057
Additions		22
Contract renewal	13,216	27,774	27,166
Transfer of contract assets	(508,709)	(934)	(144)
Write-offs and disposals	(22)	(307)	(115)
Amortization	(10,602)	(19,764)	(18,638)
Transfers to financial assets
Intangible assets, ending		506,117	499,326
Concession agreements – economic value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	637,760	652,039	681,441
Additions	(181)	60	13
Contract renewal	13,005	115,841	48,428
Transfer of contract assets	(576,439)	63	33,576
Write-offs and disposals		(119)	(9)
Amortization	(74,145)	(130,124)	(111,410)
Transfers to financial assets
Intangible assets, ending		637,760	652,039
Concession agreements – new contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	147,589
Additions		148,000
Contract renewal
Transfer of contract assets
Write-offs and disposals
Amortization	(4,933)	(411)
Transfers to financial assets
Intangible assets, ending	142,656	147,589
Concession agreements – others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Additions
Contract renewal	4,090
Transfer of contract assets	57,445
Write-offs and disposals
Amortization	(2,043)
Transfers to financial assets
Intangible assets, ending	59,492
Program contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	20,684,497	18,337,459	17,152,021
Additions		159	6,635
Contract renewal	1,392,259	3,337,155	2,132,675
Transfer of contract assets	(21,469,330)	93,417	2,944
Write-offs and disposals	(1,020)	(4,933)	(2,800)
Amortization	(606,406)	(1,078,760)	(954,016)
Transfers to financial assets
Intangible assets, ending		20,684,497	18,337,459
Program contracts – commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,212,026	1,264,992	1,317,957
Additions	2,728,100
Contract renewal
Transfer of contract assets
Write-offs and disposals
Amortization	(90,367)	(52,966)	(52,965)
Transfers to financial assets
Intangible assets, ending	3,849,759	1,212,026	1,264,992
Services contracts – Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	20,193,585	17,870,451	16,158,771
Additions		430	208
Contract renewal	801,993	3,717,006	2,855,284
Transfer of contract assets	(20,278,339)	(113,378)	(41,133)
Write-offs and disposals	(1,327)	(2,237)	(6,063)
Amortization	(715,912)	(1,278,687)	(1,096,616)
Transfers to financial assets
Intangible assets, ending		20,193,585	17,870,451
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Additions	20,712
Contract renewal	6,573,841
Transfer of contract assets	42,727,540
Write-offs and disposals	(4,449)
Amortization	(911,134)
Transfers to financial assets	(8,450,316)
Intangible assets, ending	39,956,194
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	513,224	595,404	598,734
Additions	29,972	1,397	214
Contract renewal	234,713	49,533	115,811
Transfer of contract assets	4,989	(88)	6
Write-offs and disposals
Amortization	(144,611)	(133,022)	(119,361)
Transfers to financial assets
Intangible assets, ending	638,287	513,224	595,404
Right of use – other assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	118,060	75,052	103,853
Additions	84,048	108,405	42,182
Contract renewal
Transfer of contract assets
Write-offs and disposals	(46)	(31)	(67)
Amortization	(77,326)	(65,366)	(70,916)
Transfers to financial assets
Intangible assets, ending	124,736	118,060	75,052
Right of use – Investments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		26,148
Additions			26,148
Contract renewal
Transfer of contract assets		(26,148)
Write-offs and disposals
Amortization
Intangible assets, ending			R$ 26,148